Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Group profit for the financial year		$ 3,874	$ 2,621	[1],[2]	$ 1,165	[1],[2]
Finance costs (net)		382	417	[2]	490	[2]
Share of equity accounted investments’ (profit)/loss		0	(55)	[2]	118	[2]
Profit on disposals		(1,422)	(119)	[2]	(9)	[2]
Depreciation charge		1,644	1,691	[2]	1,624	[2]
Amortisation of intangible assets		113	74	[2]	70	[2]
Impairment charge		0	0	[2]	673	[2]
Share-based payment expense		101	110	[2]	96	[2]
Income tax expense		1,155	721	[2]	499	[2]
Other		42	21	[2]	6	[2]
Net movement in inventories, receivables, payables and provisions		(518)	(228)	[2]	196	[2]
Cash generated from operations		5,371	5,253	[2]	4,928	[2]
Interest paid (including leases)		(374)	(401)	[2]	(432)	[2]
Corporation tax paid		(1,043)	(642)	[2]	(558)	[2]
Net cash inflow from operating activities		3,954	4,210	[2]	3,938	[2]
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)		3,827	387	[2]	184	[2]
Interest received		65	0	[2]	0	[2]
Dividends received from equity accounted investments		36	32	[2]	35	[2]
Purchase of property, plant and equipment		(1,523)	(1,554)	[2]	(996)	[2]
Acquisition of subsidiaries (net of cash acquired)		(3,253)	(1,494)	[2]	(351)	[2]
Other investments and advances		(45)	(4)	[2]	(1)	[2]
Net cash flow arising from derivative financial instruments		(11)	0	[2]	0	[2]
Deferred and contingent acquisition consideration paid		(32)	(33)	[2]	(54)	[2]
Deferred divestment consideration received		52	120	[2]	123	[2]
Net cash outflow from investing activities		(884)	(2,546)	[2]	(1,060)	[2]
Cash flows from financing activities
Proceeds from exercise of share options		11	13	[2]	6	[2]
Transactions involving non-controlling interests		(3)	0	[2]	0	[2]
Increase in interest-bearing loans and borrowings		38	0	[2]	6,427	[2]
Net cash flow arising from derivative financial instruments		(11)	(37)	[2]	26	[2]
Repayment of interest-bearing loans and borrowings		(364)	(1,183)	[2]	(4,943)	[2]
Repayment of lease liabilities	[3]	(249)	(264)	[2]	(258)	[2]
Treasury Shares/own shares purchased		(1,178)	(896)	[2]	(249)	[2]
Dividends paid to equity holders of the Company		(917)	(906)	[2]	(707)	[2]
Dividends paid to non-controlling interests		(13)	(32)	[2]	(15)	[2]
Net cash (outflow)/inflow from financing activities		(2,686)	(3,305)	[2]	287	[2]
Increase/(decrease) in cash and cash equivalents		384	(1,641)	[2]	3,165	[2]
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	[2]	5,783	7,721		4,218
Translation adjustment		(231)	(297)	[2]	338	[2]
Increase/(decrease) in cash and cash equivalents		384	(1,641)	[2]	3,165	[2]
Cash and cash equivalents at 31 December		$ 5,936	$ 5,783	[2]	$ 7,721	[2]

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.
[2]	See the Accounting Policies on page 181 for further details.
[3]	Repayment of lease liabilities amounted to $297 million (2021: $328 million; 2020: $326 million), of which $48 million (2021: $64 million; 2020: $68 million) related to interest paid which is presented in cash flows from operating activities.